Supplementary cashflow information	9 Months Ended
Sep. 30, 2026
Supplementary Cash Flow Information [Abstract]
Supplementary cashflow information
15. Supplementary cash flow information
Below are the significant non-cash investing and financing activities during the nine months ended September 30, 2026, and nine months ended September 30, 2025:

Nine Months Ended September 30, 2026:

During the nine months ended September 30, 2026, Lifezone extended the term of its office lease in Perth, Australia by two years.

On June 29, 2026, Lifezone Metals issued 500,000 Additional Warrants to Taurus Mining Finance Fund No. 2 L.P. with a fair value of $1.08 million, which were recognized as deferred financing costs with a corresponding credit to the warrant reserve (refer to Note 19.2).

Nine Months Ended September 30, 2025:

During the nine months ended September 30, 2025, Lifezone paid interest to debenture holders in the form of newly issued 255,369 Ordinary Shares in Lifezone Metals.